Leases (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 691
Discount rate	7.66%	8.20%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 93
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	147
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	119
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	85
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	247
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 41
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	4.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	17 years
Discount rate	6.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	12
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	2
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	2
Ports [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	24
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 352
Discount rate	4.00%
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 35
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	70
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	59
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	50
Ships [member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	138
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 105
Pellets Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Discount rate	6.00%
Pellets Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 32
Pellets Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	24
Pellets Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	21
Pellets Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Pellets Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	22
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 99
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	13 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 11
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	21
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	20
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Properties [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	32
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 46
Discount rate	5.00%
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	4 years
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 3
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	28
Other [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 48
Other [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Other [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	4 years
Discount rate	6.00%
Other [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 11
Other [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Other [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	12
Other [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	7
Other [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 3